Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		84 Months Ended	90 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Jun. 30, 2011
Income Statement [Abstract]
Sales	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Cost of Sales	0	0	0	0	0	0		0
General and administrative expenses:
Salaries	34,500	49,500	69,000	102,500	208,500	19,500	271,257	340,257
Depreciation and Amortization	279	279	559	329	887	0	887	1,446
Mineral Property Expenditures	24,319	65,000	194,740	65,000	287,923		287,923	286,662
Legal and professional fees	178,725	17,777	211,555	41,735	419,427	57,380	490,045	897,600
Marketing and Advertising	6,584	36,920	7,744	65,081	74,116		75,287	81,871
Insurance	5,934	6,304	9,886	6,304	18,163		18,163	28,050
Dues and Subscriptions	2,138	1,923	4,490	10,750	11,824		13,469	17,959
Taxes	(18,360)	0	(18,360)	0	18,360		18,360	725
Other general and administrative	6,857	8,824	17,190	9,414	25,841	5,008	26,828	44,454
Total operating expenses	240,976	186,527	496,804	301,113	1,065,041	81,888	1,202,219	1,699,023
(Loss) from operations	(240,976)	(186,527)	(496,804)	(301,113)	(1,065,041)	(81,888)	(1,202,219)	(1,699,023)
Other income (expense):
Interest Income	0	0	0	0	0	0	0	0
Currency losses	0	(4,579)	0	(6,262)	0	(877)	(8,231)	(8,231)
Interest (expense)	0	(600)	0	(1,000)	(1,025)	0	(1,025)	(1,025)
(Loss) before taxes	(240,976)	(191,706)	(496,804)	(308,375)	(1,066,066)	(82,765)	(1,211,475)	(1,708,279)
Provision (credit) for taxes on income	0	0	0	0	0	0	0	0
Net (loss)	$ (240,976)	$ (191,706)	$ (496,804)	$ (308,375)	$ (1,066,066)	$ (82,765)	$ (1,211,475)	$ (1,708,279)
Basic earnings (loss) per common share	$ 0.0035	$ 0.0032	$ 0.0073	$ 0.0051	$ 0.0174	$ 0.0015
Weighted average number of shares outstanding	68,094,262	59,892,362	68,094,262	59,892,362	61,338,612	54,115,072